Retirement-Related Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans
Retirement-related benefits net periodic (income)/cost in the Consolidated Statement of Earnings

($ in millions)

	U.S. Plans			Non-U.S. Plans			Total
For the year ended December 31:	2015	2014	2013	2015	2014	2013	2015	2014	2013
Defined benefit pension plans	$(284)	$(833)	$(223)	$1,421	$1,267	$1,396	$1,137	$434	$1,173
Retention Plan	23	15	21	—	—	—	23	15	21
Total defined benefit pension plans
(income)/cost	$(261)	$(818)	$(202)	$1,421	$1,267	$1,396	$1,160	$449	$1,195
IBM 401(k) Plus Plan and
non-U.S. plans	$676	$713	$785	$442	$526	$575	$1,117	$1,239	$1,361
Excess 401(k)	21	14	24	—	—	—	21	14	24
Total defined contribution plans cost	$697	$727	$809	$442	$526	$575	$1,138	$1,253	$1,384
Nonpension postretirement benefit
plans cost	$218	$206	$218	$55	$66	$79	$273	$272	$298
Total retirement-related benefits
net periodic cost	$654	$115	$826	$1,918	$1,859	$2,051	$2,572	$1,974	$2,876

Summary of the total projected benefit obligation (PBO) for defined benefit plans, accumulated postretirement benefit obligation (APBO) for nonpension postretirement benefit plans (benefit obligations), fair value of plan assets and the associated funded status
($ in millions)

	Benefit Obligations		Fair Value of Plan Assets		Funded Status*
At December 31:	2015	2014	2015	2014	2015	2014
U.S. Plans
Overfunded plans
Qualified PPP	$51,287	$54,708	$51,716	$55,772	$429	$1,065
Underfunded plans
Excess PPP	$1,522	$1,602	$—	$—	$(1,522)	$(1,602)
Retention Plan	312	334	—	—	(312)	(334)
Nonpension postretirement benefit plan	4,652	5,053	71	16	(4,582)	(5,037)
Total underfunded U.S. plans	$6,486	$6,989	$71	$16	$(6,415)	$(6,973)
Non-U.S. Plans
Overfunded plans
Qualified defined benefit pension plans	$16,766	$16,794	$18,070	$17,888	$1,304	$1,094
Nonpension postretirement benefit plans	0	11	0	11	0	0
Total overfunded non-U.S. plans	$16,766	$16,804	$18,070	$17,898	$1,304	$1,094
Underfunded plans
Qualified defined benefit pension plans	$22,039	$26,278	$17,677	$21,655	$(4,362)	$(4,623)
Nonqualified defined benefit pension plans	5,911	6,762	—	—	(5,911)	(6,762)
Nonpension postretirement benefit plans	618	806	59	73	(558)	(733)
Total underfunded non-U.S. plans	$28,568	$33,846	$17,737	$21,729	$(10,832)	$(12,118)
Total overfunded plans	$68,053	$71,512	$69,786	$73,671	$1,734	$2,159
Total underfunded plans	$35,054	$40,836	$17,807	$21,745	$(17,247)	$(19,091)

* Funded status is recognized in the Consolidated Statement of Financial Position as follows: Asset amounts as prepaid pension assets; (Liability) amounts as compensation and benefits (current liability) and retirement and nonpension postretirement benefit obligations (noncurrent liability).

Changes in benefit obligations and plan assets
($ in millions)

	Defined Benefit Pension Plans						Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans				U.S. Plan		Non-U.S. Plans
	2015	2014	2015		2014		2015	2014	2015	2014
Change in benefit obligation
Benefit obligation at January 1	$56,643	$51,034	$49,834		$48,620		$5,053	$4,633	$817	$832
Service cost	—	—	454		449		24	26	7	7
Interest cost	2,028	2,211	1,075		1,533		163	187	50	63
Plan participants’ contributions	—	—	34		37		52	61	—	—
Acquisitions/divestitures, net	—	—	39		(90)		(8)	0	0	0
Actuarial losses/(gains)	(1,920)	6,968	(861)		6,662		(204)	548	(52)	38
Benefits paid from trust	(3,514)	(3,455)	(1,784)		(1,985)		(406)	(388)	(5)	(5)
Direct benefit payments	(117)	(114)	(402)		(465)		(23)	(37)	(26)	(26)
Foreign exchange impact	—	—	(3,907)		(5,073)		—	—	(174)	(91)
Medicare/Government subsidies	—	—	—		—		1	23	—	—
Amendments/curtailments/
settlements/other	—	—	235		146		0	0	0	(1)
Benefit obligation at December 31	$53,120	$56,643	$44,717		$49,834		$4,652	$5,053	$618	$817
Change in plan assets
Fair value of plan assets at January 1	$55,772	$53,954	$39,543		$39,464		$16	$177	$84	$92
Actual return on plan assets	(542)	5,274	417		5,579		0	0	7	9
Employer contributions	—	—	474		465		409	166	0	0
Acquisitions/divestitures, net	—	—	53		(59)		0	0	0	0
Plan participants’ contributions	—	—	34		37		52	61	—	—
Benefits paid from trust	(3,514)	(3,455)	(1,784)		(1,985)		(406)	(388)	(5)	(5)
Foreign exchange impact	—	—	(3,004)		(4,049)		—	—	(26)	(11)
Amendments/curtailments/
settlements/other	—	—	14	*	93	*	—	—	(1)	0
Fair value of plan assets at
December 31	$51,716	$55,772	$35,748		$39,543		$71	$16	$59	$84
Funded status at December 31	$(1,405)	$(871)	$(8,969)		$(10,291)		$(4,582)	$(5,037)	$(558)	$(733)
Accumulated benefit obligation**	$53,120	$56,643	$44,071		$47,516		N/A	N/A	N/A	N/A

* Includes the reinstatement of certain plan assets in Brazil due to government rulings in 2011 and 2013 allowing certain previously restricted plan assets to be returned to IBM. Return of assets to IBM over a three-year period began June 2011 and September 2013 respectively, with approximately $33 million returned in 2015 and $122 million returned during 2014. The remaining surplus in Brazil at December 31, 2015 is excluded from total plan assets due to continued restrictions imposed by the government on the use of those plan assets.

 **     Represents the benefit obligation assuming no future participant compensation increases.

 N/A—Not applicable

Net funded status
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
At December 31:	2015	2014	2015	2014	2015	2014	2015	2014
Prepaid pension assets	$429	$1,065	$1,304	$1,095	$0	$0	$0	$0
Current liabilities—
compensation and benefits	(116)	(111)	(297)	(326)	(320)	(381)	(11)	(13)
Noncurrent liabilities—retirement
and nonpension postretirement
benefit obligations	(1,718)	(1,825)	(9,976)	(11,060)	(4,262)	(4,656)	(547)	(720)
Funded status—net	$(1,405)	$(871)	$(8,969)	$(10,291)	$(4,582)	$(5,037)	$(558)	$(733)

Pre-tax net loss and prior service costs/(credits) and transition (assets)/liabilities recognized in other comprehensive income/(loss) and the changes in pre-tax net loss, prior service costs/(credits) and transition (assets)/liabilities recognized in accumulated other comprehensive income/(loss)
($ in millions)

	Defined Benefit Pension Plans				Nonpension Postretirement Benefit Plans
	U.S. Plans		Non-U.S. Plans		U.S. Plan		Non-U.S. Plans
	2015	2014	2015	2014	2015	2014	2015	2014
Net loss at January 1	$18,442	$13,709	$21,676	$19,777	$852	$304	$189	$161
Current period loss/(gain)	2,576	5,789	661	3,324	(204)	548	(51)	38
Curtailments and settlements	—	—	(33)	(25)	—	—	0	1
Amortization of net loss included in
net periodic (income)/cost	(1,654)	(1,056)	(1,581)	(1,400)	(39)	0	(10)	(11)
Net loss at December 31	$19,363	$18,442	$20,724	$21,676	$609	$852	$128	$189
Prior service costs/(credits) at January 1	$110	$120	$(386)	$(496)	$23	$15	$(26)	$(32)
Current period prior service costs/(credits)	—	—	(6)	(1)	—	—	0	0
Amortization of prior service (costs)/
credits included in net periodic
(income)/cost	(10)	(10)	98	111	7	7	5	5
Prior service costs/(credits) at
December 31	$101	$110	$(294)	$(386)	$30	$23	$(21)	$(26)
Transition (assets)/liabilities at January 1	$—	$—	$0	$0	$—	$—	$0	$0
Amortization of transition assets/
(liabilities) included in net periodic
(income)/cost	—	—	0	0	—	—	0	0
Transition (assets)/liabilities at
December 31	$—	$—	$0	$0	$—	$—	$0	$0
Total loss recognized in accumulated
other comprehensive income/(loss)*	$19,464	$18,552	$20,429	$21,290	$639	$875	$106	$163

*            See note L, “Equity Activity,” for the total change in AOCI, and the Consolidated Statement of Comprehensive Income for the components of net periodic (income)/cost, including the related tax effects, recognized in OCI for the retirement-related benefit plans.

Pre-tax estimated net loss, estimated prior service costs/(credits) and estimated transition (assets)/liabilities of the retirement-related benefit plans that will be amortized from accumulated other comprehensive income/(loss) into net periodic (income)/cost and recorded in the Consolidated Statement of Earnings in next year
($ in millions)

	Defined Benefit		Nonpension Postretirement
	Pension Plans		Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plan	Non-U.S. Plans
Net loss	$1,331	$1,361	$19	$8
Prior service costs/(credits)	10	(96)	(7)	(4)
Transition (assets)/liabilities	–	–	–	–

Defined benefit pension plans' major asset classes and their associated fair value

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2015. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$11,210	$1	$—	$11,211	$4,631	$0	$—	$4,631
Equity commingled/mutual funds(2)(3)	99	2,036	—	2,134	90	6,200	—	6,290
Fixed income
Government and related(4)	—	9,854	—	9,854	—	7,482	16	7,499
Corporate bonds(5)	—	17,088	2	17,090	—	1,896	4	1,899
Mortgage and asset-backed securities	—	633	10	643	—	219	—	219
Fixed income commingled/
mutual funds(2)(6)	313	192	401	907	38	9,082	—	9,120
Insurance contracts	—	—	—	—	—	1,079	—	1,079
Cash and short-term investments(7)	244	2,305	—	2,549	142	467	—	610
Hedge funds	—	1,419	912	2,331	—	659	—	659
Private equity(8)	—	—	2,790	2,790	—	—	582	582
Private real estate(8)	—	—	2,429	2,429	—	—	661	661
Derivatives(9)	(82)	2	—	(80)	(1)	481	—	480
Other commingled/mutual funds(2)(10)	—	—	—	—	115	1,637	317	2,069
Subtotal	11,784	33,531	6,544	51,859	5,016	29,202	1,580	35,798
Other(11)	—	—	—	(143)	—	—	—	(50)
Fair value of plan assets	$11,784	$33,531	$6,544	$51,716	$5,016	$29,202	$1,580	$35,748

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $34 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $14 million, representing 0.04 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $23 million, representing 0.04 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $1 million representing 0.004 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Primarily includes limited partnerships.
  Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

The following table presents the company’s defined benefit pension plans’ asset classes and their associated fair value at December 31, 2014. The U.S. Plan consists of the Qualified PPP and the non-U.S. Plans consist of all plans sponsored by the company’s subsidiaries.

($ in millions)

	U.S. Plan				Non-U.S. Plans
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Equity
Equity securities(1)	$11,527	$1	$—	$11,528	$5,652	$—	$—	$5,652
Equity commingled/mutual funds(2)(3)	85	2,277	—	2,362	126	7,415	—	7,540
Fixed income
Government and related(4)	—	7,883	—	7,883	—	8,159	32	8,191
Corporate bonds (5)	—	18,828	4	18,832	—	2,063	1	2,063
Mortgage and asset-backed securities	—	567	20	587	—	238	—	238
Fixed income commingled/
mutual funds(2)(6)	312	3,118	295	3,725	87	9,715	—	9,802
Insurance contracts	—	—	—	—	—	1,053	—	1,053
Cash and short-term investments(7)	345	2,304	—	2,650	158	393	—	551
Hedge funds	—	1,474	889	2,362	—	745	—	745
Private equity(8)	—	—	3,287	3,287	—	—	513	513
Private real estate(8)	—	—	2,942	2,942	—	—	664	664
Derivatives(9)	(55)	3	—	(53)	2	846	—	848
Other commingled/mutual funds(2)(10)	—	—	—	—	33	1,513	220	1,766
Subtotal	12,214	36,455	7,437	56,106	6,056	32,139	1,429	39,625
Other(11)	—	—	—	(333)	—	—	—	(82)
Fair value of plan assets	$12,214	$36,455	$7,437	$55,772	$6,056	$32,139	$1,429	$39,543

  Represents U.S. and international securities. The U.S. Plan includes IBM common stock of $55 million, representing 0.1 percent of the U.S. Plan assets. Non-U.S. Plans include IBM common stock of $21 million, representing 0.1 percent of the non-U.S. Plans assets.
  Commingled funds represent pooled institutional investments.
  Invests in predominantly equity securities.
  Includes debt issued by national, state and local governments and agencies.
  The U.S. Plan includes IBM corporate bonds of $10 million, representing 0.02 percent of the U.S. Plan assets. Non-U.S. plans include IBM corporate bonds of $4 million representing 0.01 percent of the non-U.S. Plan assets.
  Invests in predominantly fixed-income securities.
  Includes cash and cash equivalents and short-term marketable securities.
  Primarily includes limited partnerships.
  Includes interest rate derivatives, forwards, exchange traded and other over-the-counter derivatives.
  Invests in both equity and fixed-income securities.
  Represents net unsettled transactions, relating primarily to purchases and sales of plan assets.

Defined benefit pension plans with accumulated benefit obligations (ABO) in excess of plan assets

($ in millions)

	2015		2014
	Benefit	Plan	Benefit	Plan
At December 31:	Obligation	Assets	Obligation	Assets
Plans with PBO in excess of plan assets	$29,784	$17,677	$34,976	$21,655
Plans with ABO in excess of plan assets	29,135	17,492	33,148	20,680
Plans with assets in excess of PBO	68,053	69,786	71,501	73,660

Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
For the year ended December 31:	2015	2014	2013	2015	2014	2013
Service cost	$—	$—	$—	$454	$449	$501
Interest cost	2,028	2,211	1,980	1,075	1,533	1,524
Expected return on plan assets	(3,953)	(4,096)	(3,981)	(1,919)	(2,247)	(2,195)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	10	10	10	(98)	(111)	(119)
Recognized actuarial losses	1,654	1,056	1,790	1,581	1,400	1,600
Curtailments and settlements	—	—	—	35	26	0
Multi-employer plans/other costs*	—	—	—	293	217	85
Total net periodic (income)/cost	$(261)	$(818)	$(202)	$1,421	$1,267	$1,396

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Defined Benefit Pension Plans
	U.S. Plans			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Weighted-average assumptions used to measure net
periodic (income)/cost for the year ended December 31
Discount rate	3.70%	4.50%	3.60%	2.34%	3.32%	3.23%
Expected long-term returns on plan assets	7.50%	8.00%	8.00%	5.67%	6.08%	6.21%
Rate of compensation increase	N/A	N/A	N/A	2.49%	2.52%	2.51%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	4.00%	3.70%	4.50%	2.40%	2.34%	3.32%
Rate of compensation increase	N/A	N/A	N/A	2.40%	2.49%	2.52%

N/A—Not applicable

Total expected benefit payments
($ in millions)

	Qualified	Nonqualified	Qualified	Nonqualified	Total Expected
	U.S. Plan	U.S. Plans	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments	Payments
2016	$3,513	118	1,756	311	5,698
2017	3,501	118	1,751	306	5,675
2018	3,501	120	1,780	313	5,714
2019	3,496	121	1,814	326	5,757
2020	3,548	122	1,857	341	5,868
2021–2025	17,279	604	9,855	1,888	29,625

Nonpension Postretirement Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Components of net periodic (income)/cost of the company's retirement-related benefit plans
($ in millions)

	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
For the year ended December 31:	2015	2014	2013	2015	2014	2013
Service cost	$24	$26	$35	$7	$7	$10
Interest cost	163	187	164	50	63	60
Expected return on plan assets	0	0	(1)	(7)	(9)	(9)
Amortization of transition assets	—	—	—	0	0	0
Amortization of prior service costs/(credits)	(7)	(7)	—	(5)	(5)	(5)
Recognized actuarial losses	39	0	21	10	11	23
Curtailments and settlements	—	—	—	0	0	0
Total net periodic cost	$218	$206	$218	$55	$66	$79

* The non-U.S. plans amount includes $ 233 million and $148 million related to the IBM Spain pension litigation for 2015 and 2014, respectively. See page 132 for additional information.

Assumptions used to measure the net periodic (income)/cost and benefit obligations
	Nonpension Postretirement Benefit Plans
	U.S. Plan			Non-U.S. Plans
	2015	2014	2013	2015	2014	2013
Weighted-average assumptions used to measure
net periodic cost for the year ended December 31
Discount rate	3.40%	4.10%	3.30%	7.51%	7.78%	6.43%
Expected long-term returns on plan assets	N/A	N/A	0.35%	10.17%	10.22%	9.01%
Weighted-average assumptions used to measure
benefit obligations at December 31
Discount rate	3.70%	3.40%	4.10%	7.06%	7.51%	7.78%

N/A—Not applicable

Total expected benefit payments
($ in millions)
				Total
		Qualified	Nonqualified	Expected
	U.S. Plan	Non-U.S. Plans	Non-U.S. Plans	Benefit
	Payments	Payments	Payments	Payments
2016	$393	$5	$26	$424
2017	399	6	30	434
2018	401	6	33	439
2019	406	7	35	448
2020	401	7	39	447
2021–2025	1,797	49	240	2,087

U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2015	$—	$4	$20	$295	$889	$3,287	$2,942	$7,437
Return on assets held at end of year	—	0	0	9	23	(199)	(210)	(377)
Return on assets sold during the year	—	1	0	0	—	429	460	889
Purchases, sales and settlements, net	—	(5)	(2)	98	—	(727)	(763)	(1,399)
Transfers, net	—	2	(8)	—	—	0	—	(6)
Balance at December 31, 2015	$—	$2	$10	$401	$912	$2,790	$2,429	$6,544

($ in millions)

			Mortgage
			and Asset-	Fixed Income
	Government	Corporate	Backed	Commingled/	Hedge	Private	Private
	and Related	Bonds	Securities	Mutual Funds	Funds	Equity	Real Estate	Total
Balance at January 1, 2014	$1	$5	$19	$274	$860	$3,771	$3,038	$7,968
Return on assets held at end of year	—	0	0	21	28	(10)	197	238
Return on assets sold during the year	—	0	0	—	—	332	199	531
Purchases, sales and settlements, net	—	0	(3)	—	—	(807)	(492)	(1,302)
Transfers, net	(1)	(1)	4	—	—	—	—	2
Balance at December 31, 2014	$—	$4	$20	$295	$889	$3,287	$2,942	$7,437

Non-U.S. Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans
Reconciliation of the beginning and ending balances of Level 3 assets
($ in millions)
					Other
	Government	Corporate	Private	Private	Commingled/
	and Related	Bonds	Equity	Real Estate	Mutual Funds	Total
Balance at January 1, 2015	$32	$1	$513	$664	$220	$1,429
Return on assets held at end of year	(2)	0	(25)	45	28	47
Return on assets sold during the year	0	0	62	46	—	107
Purchases, sales and settlements, net	(10)	3	73	(62)	84	88
Transfers, net	—	—	—	—	—	—
Foreign exchange impact	(3)	0	(42)	(31)	(15)	(91)
Balance at December 31, 2015	$16	$4	$582	$661	$317	$1,580

($ in millions)
					Other
	Government	Corporate	Private	Private	Commingled/
	and Related	Bonds	Equity	Real Estate	Mutual Funds	Total
Balance at January 1, 2014	$42	$4	$410	$655	$—	$1,110
Return on assets held at end of year	3	0	26	83	26	138
Return on assets sold during the year	0	0	46	(12)	—	34
Purchases, sales and settlements, net	(8)	(3)	75	(13)	104	155
Transfers, net	—	—	0	—	102	102
Foreign exchange impact	(5)	0	(45)	(49)	(12)	(110)
Balance at December 31, 2014	$32	$1	$513	$664	$220	1,429